Note 3 - Property and Equipment (10Q) (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Depreciation, Total	$ 799	$ 799	$ 2,397	$ 1,788	$ 2,587	$ 6,926